Financial and other investments Unaudited commentary (Details) £ in Millions	Mar. 31, 2018 GBP (£)
Disclosure of financial assets [abstract]
Decrease in current available-for-sale investment	£ 5,128
Proceeds received from sale of UK gas distribution	£ 4,010